BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2012
BUSINESS SEGMENTS
BUSINESS SEGMENTS

4. BUSINESS SEGMENTS

Citigroup is a diversified bank holding company whose businesses provide a broad range of financial services to Consumer and Corporate customers around the world. The Company’s activities are conducted through the Global Consumer Banking (GCB), Institutional Clients Group (ICG), Corporate/Other and Citi Holdings business segments.

The Global Consumer Banking segment includes a global, full-service Consumer franchise delivering a wide array of banking, credit card lending and investment services through a network of local branches, offices and electronic delivery systems and is composed of four Regional Consumer Banking (RCB) businesses: North America, EMEA, Latin America and Asia.

The Company’s ICG segment is composed of Securities and Banking and Transaction Services and provides corporate, institutional, public sector and high net-worth clients in approximately 100 countries with a broad range of banking and financial products and services.

Corporate/Other includes net treasury results, unallocated corporate expenses, offsets to certain line-item reclassifications (eliminations), the results of discontinued operations and unallocated taxes.

The Citi Holdings segment is composed of Brokerage and Asset Management, Local Consumer Lending and Special Asset Pool.

The accounting policies of these reportable segments are the same as those disclosed in Note 1 to the Consolidated Financial Statements.

The prior-period balances reflect reclassifications to conform the presentation in those periods to the current period’s presentation. Reclassifications during the second quarter of 2013 related to the reporting of Citi’s announced sale of its Brazil Credicard business as discontinued operations for all periods presented. Reclassifications during the first quarter of 2013 related to the re-allocation of certain administrative costs among Citi’s businesses and the re-allocation of certain funding costs among Citi’s businesses.

The following table presents certain information regarding the Company’s continuing operations by segment:

In millions of dollars, except	Revenues, net of interest expense (1)			Provision (benefit) for income taxes			Income (loss) from continuing operations (2)			Identifiable assets
identifiable assets in billions	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011
Global Consumer Banking	$39,120	$38,125	$38,495	$3,681	$3,537	$1,506	$7,955	$7,666	$4,875	$404	$385
Institutional Clients Group	30,730	32,131	33,336	2,162	2,872	3,539	8,093	8,360	10,263	1,062	983
Corporate/Other	70	762	1,633	(1,443)	(724)	(31)	(1,702)	(808)	159	243	281
Total Citicorp	$69,920	$71,018	$73,464	$4,400	$5,685	$5,014	$14,346	$15,218	$15,297	$1,709	$1,649
Citi Holdings	(792)	6,313	12,312	(4,393)	(2,110)	(2,797)	(6,528)	(4,071)	(4,398)	156	225
Total	$69,128	$77,331	$85,776	$7	$3,575	$2,217	$7,818	$11,147	$10,899	$1,865	$1,874

(1)   Includes Citicorp (excluding Corporate/Other) total revenues, net of interest expense, in North America of $30.1 billion, $30.4 billion and $33.8 billion; in EMEA of $11.4 billion, $12.2 billion and $11.7 billion; in Latin America of $13.4 billion, $12.5 billion and $11.9 billion; and in Asia of $15.0 billion, $15.2 billion and $14.4 billion in 2012, 2011 and 2010, respectively. Regional numbers exclude Citi Holdings and Corporate/Other, which largely operate within the U.S.

(2)   Includes pretax provisions (credits) for credit losses and for benefits and claims in the GCB results of $6.2 billion, $6.2 billion and $13.7 billion; in the ICG results of $276 million, $152 million and $(82) million; and in the Citi Holdings results of $4.9 billion, $6.0 billion and $12.2 billion for 2012, 2011 and 2010, respectively.